Subsequent Events - Additional Information (Detail) - USD ($)	May 01, 2017	May 25, 2017	Mar. 31, 2017	Dec. 31, 2016	Mar. 11, 2016	Dec. 31, 2015	Oct. 19, 2015	Jun. 17, 2015	Mar. 16, 2015	Mar. 15, 2015
Subsequent Event [Line Items]
Common stock shares authorized									30,000,000	500,000,000
Common Class A
Subsequent Event [Line Items]
Common stock shares authorized			18,838,884	18,838,884	11,000,000	18,838,884	28,700,000	18,000,000
Subsequent Event | Tinsley Media, LLC
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross	$ 900,000
Subsequent Event | Common Class A
Subsequent Event [Line Items]
Common stock shares authorized		20,000,000